Summary of Reserve Balances for Variable Annuity Contracts With Guarantees (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 377		$ 325		$ 216
GMDB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	72		55		65
GMAB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	(5)	[1]	(19)	[2],[3]	57	[2],[3]
GLWB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	(417)		(1,075)	[2]	600	[2]
GMIB [Member]
Summarizes the reserve balances, for variable annuity contracts with guarantees
Reserve balances on guarantees	$ 1		$ 2		$ 2

[1]	Contracts with hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.
[2]	The fair value of the living benefit liability includes the present value of attributed fees.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.